united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Jennifer Farrell, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 11/30/17

Item 1. Reports to Stockholders.

QuantX Dynamic Beta US Equity ETF (XUSA)
QuantX Risk Managed Growth ETF (QXGG)
QuantX Risk Managed Multi Asset Income ETF (QXMI)
QuantX Risk Managed Multi Asset Total Return ETF (QXTR)
QuantX Risk Managed Real Return ETF (QXRR)

Annual Report
November 30, 2017

1-866-270-0300
www.quantxfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the QuantX ETF Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.
Member FINRA

QuantX Dynamic Beta US Equity ETF
(Unaudited)

Dear Shareholder,

We are pleased to present this annual report for the QuantX Dynamic Beta US Equity ETF (“XUSA” or “the Fund”) for the period ended November 30, 2017.

The Fund seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the QuantX Dynamic Beta US Equity Index (“XUSAI” or “the Underlying Index”).

The Fund is designed to attempt to create smarter risk exposure relative to FTSE/Russell 1000 Index benchmark. Security selection and portfolio beta are optimized in an attempt to maximize upside/downside capture. This is attempted to be accomplished by identifying companies that have more upside (good) volatility versus downside (bad) volatility using option market data. The overall portfolio beta is designed dynamically adjust to changes market volatility in an attempt to optimize risk-adjusted returns.

Management’s Discussion of Fund Performance

All performance is based on net asset value (NAV) and assumes the reinvestment of distributions, without regard to individual taxes or withholdings. Index returns assume reinvestment of distributions, but do not include fees. Individual performance will vary due to a number of factors, including, but not limited to, trading commissions, bid/ask spreads, premium/discounts relative to the NAV, time of trading and other potential market factors—please refer to the Fund’s prospectus for more information.

Since its inception in January 25, 2017 through November 30, 2017 (the “reporting period”), the Fund increased 11.48%, while the Underlying Index increased 11.70%. The Fund had a net asset value of $25.00 at its inception on January 25, 2017 and ended the reporting period with a net asset value of $27.87 on November 30, 2017.

Given positive equity market conditions, the Fund maintained a lower defensive posture than average and held primarily higher beta securities. Vetex Pharmaceuticals Inc (VRTX), Liberty Media Corp-Liberty Sirius XM (LSXMA), and Tableau Software Inc (DATA) provided the greatest return contribution over the reporting period. Contributing the least to the Fund’s return for the reporting period, with negative returns, H&R Block Inc (HRB), First Solar Inc (FSLR), and RR Donnelley & Sons Co (RRD).

The Fund generally pays distributions annually at the end of each calendar year, or as needed if special distributions are required. The Fund did not pay any distributions during the reporting period.

For more information about current performance, holdings or historical premiums/discounts, please visit our website at www.quantxfunds.com. We are grateful for your continued confidence in our company.

5023-NLD-01/05/2018

QuantX Risk Managed Growth ETF
(Unaudited)

Dear Shareholder,

We are pleased to present this annual report for the QuantX Risk Managed Growth ETF (“QXGG” or “the Fund”) for the period ended November 30, 2017.

The Fund seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the QuantX Risk Managed Growth Index (“QXGGI” or “the Underlying Index”).

The Fund is designed to attempt to provide investors with equity exposure with downside protection. The Fund uses a proprietary methodology seeking to select the best performing domestic and international equity ETFs in an attempt to maximize capital growth. Portfolio exposure to cash and fixed income instruments is managed in an attempt to provide downside protection during times of market stress.

Management’s Discussion of Fund Performance

All performance is based on net asset value (NAV) and assumes the reinvestment of distributions, without regard to individual taxes or withholdings. Index returns assume reinvestment of distributions, but do not include fees. Individual performance will vary due to a number of factors, including, but not limited to, trading commissions, bid/ask spreads, premium/discounts relative to the NAV, time of trading and other potential market factors—please refer to the Fund’s prospectus for more information.

Since its inception in January 25, 2017 through November 30, 2017 (the “reporting period”), the Fund increased 11.04%, while the Underlying Index increased 11.79%. The Fund had a net asset value of $25.00 at its inception on January 25, 2017 and ended the reporting period with a net asset value of $27.76 on November 30, 2017.

Given bullish equity market conditions, the Fund maintained a lower defensive posture than average. The QuantX Dynamic Beta US Equity ETF (XUSA) and iShares MSCI EAFE ETF (EFA) provided the greatest return contribution over the reporting period. Contributing the least to the Fund’s return for the reporting period, with negative returns, were iShares 7-10 Year Treasury Bond ETF (IEF) and iShares Core S&P Mid-Cap ETF (IJH).

The Fund generally pays distributions annually at the end of each calendar year, or as needed if special distributions are required. The Fund did not pay any distributions during the reporting period.

For more information about current performance, holdings or historical premiums/discounts, please visit our website at www.quantxfunds.com. We are grateful for your continued confidence in our company.

5019-NLD-01/05/2018

QuantX Risk Managed Multi-Asset Income ETF
(Unaudited)

Dear Shareholder,

We are pleased to present this annual report for the QuantX Risk Managed Multi-Asset Income ETF (“QXMI” or “the Fund”) for the period ended November 30, 2017.

The Fund seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the QuantX Risk Managed Multi-Asset Income Index (“QXMII” or “the Underlying Index”).

The Fund is designed to attempt to provide investors exposure to higher yielding asset classes with downside protection. The Fund uses a proprietary methodology seeking to select the best performing fixed income and equity ETFs in an attempt to maximize income and capital growth. Portfolio exposure to cash and fixed income instruments is managed in an attempt to provide downside protection during times of market stress.

Management’s Discussion of Fund Performance

All performance is based on net asset value (NAV) and assumes the reinvestment of distributions, without regard to individual taxes or withholdings. Index returns assume reinvestment of distributions, but do not include fees. Individual performance will vary due to a number of factors, including, but not limited to, trading commissions, bid/ask spreads, premium/discounts relative to the NAV, time of trading and other potential market factors—please refer to the Fund’s prospectus for more information.

Since its inception in January 25, 2017 through November 30, 2017 (the “reporting period”), the Fund increased 5.80%, while the Underlying Index increased 5.50%. The Fund had a net asset value of $25.00 at its inception on January 25, 2017 and ended the reporting period with a net asset value of $25.93 on November 30, 2017.

Given the positive conditions for the credit and equity markets as well as the comparably weaker performance of traditional fixed income, the Fund maintained a lower defensive posture than average. The SPDR Bloomberg Barclays Convertible Securities ETF (CWB) and iShares Mortgage Real Estate Capped ETF (REM) provided the greatest return contribution over the reporting period. Contributing the least to the Fund’s return for the reporting period, with negative returns, were Alerian MLP ETF (AMLP) and Vanguard REIT ETF (VNQ).

The Fund generally pays distributions quarterly at the end of each calendar quarter, or as needed if special distributions are required. As of the last distribution made during the reporting period, with a record date of September 19, 2017, the Fund paid total income distributions of $0.5137 per share with no distributed capital gains.

For more information about current performance, holdings or historical premiums/discounts, please visit our website at www.quantxfunds.com. We are grateful for your continued confidence in our company.

5020-NLD-01/05/2018

QuantX Risk Managed Multi-Asset Total Return ETF
(Unaudited)

Dear Shareholder,

We are pleased to present this annual report for the QuantX Risk Managed Multi-Asset Total Return ETF (“QXTR” or “the Fund”) for the period ended November 30, 2017.

The Fund seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the QuantX Risk Managed Multi-Asset Total Return Index (“QXTRI” or “the Underlying Index”).

The Fund is designed to attempt to provide investors with exposure to higher returning asset classes with downside protection. The Fund uses a proprietary methodology seeking to select the best performing asset class ETFs in an attempt to maximize total returns. Portfolio exposure to cash and fixed income instruments is managed in an attempt to provide downside protection during times of market stress.

Management’s Discussion of Fund Performance

All performance is based on net asset value (NAV) and assumes the reinvestment of distributions, without regard to individual taxes or withholdings. Index returns assume reinvestment of distributions, but do not include fees. Individual performance will vary due to a number of factors, including, but not limited to, trading commissions, bid/ask spreads, premium/discounts relative to the NAV, time of trading and other potential market factors—please refer to the Fund’s prospectus for more information.

Since its inception in January 25, 2017 through November 30, 2017 (the “reporting period”), the Fund increased 3.84%, while the Underlying Index increased 4.63%. The Fund had a net asset value of $25.00 at its inception on January 25, 2017 and ended the reporting period with a net asset value of $25.96 on November 30, 2017.

With broadly positive performance across all global asset classes, the Fund maintained a lower defensive posture than average. The SPDR S&P500 ETF Trust (SPY) and iShares Core MSCI EAFE ETF (IEFA) provided the greatest return contribution over the reporting period. Contributing the least to the Fund’s return for the reporting period, with negative returns, Energy Select Sector SPDR Fund (XLE) and PowerShares Optimum Yield Diversified Commodity ETF (PDBC).

The Fund generally pays distributions annually at the end of each calendar year, or as needed if special distributions are required. The Fund did not pay any distributions during the reporting period.

For more information about current performance, holdings or historical premiums/discounts, please visit our website at www.quantxfunds.com. We are grateful for your continued confidence in our company.

5022-NLD-01/05/2018

QuantX Risk Managed Real Return ETF
(Unaudited)

Dear Shareholder,

We are pleased to present this annual report for the QuantX Risk Managed Real Return ETF (“QXRR” or “the Fund”) for the period ended November 30, 2017.

The Fund seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the QuantX Risk Managed Real Return Index (“QXRRI” or “the Underlying Index”).

The Fund is designed to attempt to provide investors access to inflation-sensitive asset classes with downside protection. The Fund uses a proprietary methodology seeking to select the best performing equity and commodity ETFs in an attempt to maximize real returns. Portfolio exposure to cash and fixed income instruments is managed in an attempt to provide downside protection during times of market stress.

Management’s Discussion of Fund Performance

All performance is based on net asset value (NAV) and assumes the reinvestment of distributions, without regard to individual taxes or withholdings. Index returns assume reinvestment of distributions, but do not include fees. Individual performance will vary due to a number of factors, including, but not limited to, trading commissions, bid/ask spreads, premium/discounts relative to the NAV, time of trading and other potential market factors—please refer to the Fund’s prospectus for more information.

Since its inception in January 25, 2017 through November 30, 2017 (the “reporting period”), the Fund increased 3.64%, while the Underlying Index increased 4.03%. The Fund had a net asset value of $25.00 at its inception on January 25, 2017 and ended the reporting period with a net asset value of $25.91 on November 30, 2017.

Given the positive performance across real assets over the year, the Fund maintained a lower defensive position than average. The Guggenheim Solar ETF (TAN) and Global X Lithium & Battery Tech ETF (LIT) provided the greatest return contribution over the reporting period. Contributing the least to the Fund’s return for the reporting period, with negative returns, PowerShares Optimum Yield Diversified Commodity (PDBC) and Energy Select Sector SPDR Fund (XLE).

The Fund generally pays distributions annually at the end of each calendar year, or as needed if special distributions are required. The Fund did not pay any distributions during the reporting period.

For more information about current performance, holdings or historical premiums/discounts, please visit our website at www.quantxfunds.com. We are grateful for your continued confidence in our company.

5021-NLD-01/05/2018

QuantX Dynamic Beta US Equity ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2017

The Fund’s performance figures* for the period ended November 30, 2017, as compared to its benchmarks:

Since Inception**
November 30, 2017
QuantX Dynamic Beta US Equity ETF - NAV	11.48%
QuantX Dynamic Beta US Equity ETF - Market Price	11.52%
QuantX Dynamic Beta US Equity Index	11.70%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.QuantXfunds.com or by calling 1-866-270-0300.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses, are 0.59% per the most recent prospectus.

QuantX Dynamic Beta US Equity (XUSA) Index is reconstituted monthly and rebalanced as needed to stay within pre-determined thresholds for portfolio weightings. Due to the nature of the XUSA Fund’s strategy, it may have relatively high portfolio turnover compared to other funds, which may lead to higher transaction costs that may affect the XUSA Fund’s performance.

**	January 25, 2017.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Retail	14.6%
Media	6.7%
Real Estate Investment Trusts (REITs)	6.2%
Chemicals	5.9%
Healthcare-Products	5.4%
Insurance	5.4%
Electronics	4.5%
Oil & Gas	4.5%
Food	4.3%
Housewares	3.8%
Other Assets in Excess of Liabilities	38.7%
Total	100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed analysis of the Fund’s Holdings.

QuantX Risk Managed Growth ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2017

The Fund’s performance figures* for the period ended November 30, 2017, as compared to its benchmarks:

Since Inception**
November 30, 2017
QuantX Risk Managed Growth ETF - NAV	11.04%
QuantX Risk Managed Growth ETF - Market Price	11.06%
QuantX Risk Managed Growth Index	11.79%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.QuantXfunds.com or by calling 1-866-270-0300.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses, are 1.22% per the most recent prospectus.

QuantX Risk Managed Growth (QXGG) Index will be allocated to equity securities in what the methodology determines to be the best performing markets. During conditions when the methodology determines that the risk of holding certain securities is elevated, the QXGG Index may allocate as much as 100% to cash and cash equivalents and/or fixed income instruments. The QXGG Index may have exposure to companies in any industry, country, and of any market capitalization. The QXGG Fund defines equity securities as common and preferred stock, as well as total returns swaps on those securities. The QXGG Index may remove a security when the methodology indicates that the security is overvalued or better investment opportunities are available. The QXGG Index is reconstituted daily and rebalanced as needed to stay within pre-determined thresholds for portfolio weightings.

**	January 25, 2017.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds - Asset Allocation Funds	87.8%
Exchange Traded Funds - Debt Fund	4.3%
Other Assets in Excess of Liabilities	7.9%
Total	100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed analysis of the Fund’s Holdings.

QuantX Risk Managed Multi Asset Income ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2017

The Fund’s performance figures* for the period ended November 30, 2017, as compared to its benchmarks:

Since Inception**
November 30, 2017
QuantX Risk Managed Multi-Asset Income ETF - NAV	5.80%
QuantX Risk Managed Multi-Asset Income ETF - Market Price	5.80%
QuantX Risk Managed Multi-Asset Income Index	5.50%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.QuantXfunds.com or by calling 1-866-270-0300.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses, are 1.12% per the most recent prospectus.

QuantX Risk Managed Multi-Asset Income (QXMI) Index will be allocated to income producing securities in what the methodology determines to be the best performing markets. During conditions when the methodology determines that the risk of holding these securities is elevated, the QXMI Index may allocate as much as 100% to cash and cash equivalents. The QXMI Index may remove a security when the methodology indicates that the security is overvalued or better investment opportunities are available. The QXMI Index is reconstituted daily and rebalanced as needed to stay within pre-determined thresholds for portfolio weightings.

**	January 25, 2017.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	58.9%
Exchange Traded Funds - Debt Funds	24.6%
Exchange Traded Funds - Asset Allocation Fund	13.0%
Other Assets in Excess of Liabilities	3.5%
Total	100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed analysis of the Fund’s Holdings.

QuantX Risk Managed Multi Asset Total Return ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2017

The Fund’s performance figures* for the period ended November 30, 2017, as compared to its benchmarks:

Since Inception**
November 30, 2017
QuantX Risk Managed Multi-Asset Total Return ETF - NAV	3.84%
QuantX Risk Managed Multi-Asset Total Return ETF - Market Price	3.76%
QuantX Risk Managed Multi-Asset Total Return Index	4.63%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.QuantXfunds.com or by calling 1-866-270-0300.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses, are 1.51% per the most recent prospectus.

QuantX Risk Managed Multi-Asset Total Return (QXTR) Index will be allocated to the asset classes described above in what the methodology determines to be the best performing markets. During conditions when the methodology determines that the risk of holding these securities is elevated, the QXTR Index may allocate as much as 100% to cash and cash equivalents and/or fixed income instruments. The QXTR Index may have exposure to companies in any industry, country, and of any market capitalization. The QXTR Index is reconstituted daily and rebalanced as needed to stay within pre-determined thresholds for portfolio weightings.

**	January 25, 2017.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	73.7%
Exchange Traded Funds - Debt Funds	11.7%
Exchange Traded Funds - Commodity Funds	7.0%
Other Assets in Excess of Liabilities	7.6%
Total	100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed analysis of the Fund’s Holdings.

QuantX Risk Managed Real Return ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2017

The Fund’s performance figures* for the period ended November 30, 2017, as compared to its benchmarks:

Since Inception**
November 30, 2017
QuantX Risk Managed Multi-Asset Total Return ETF - NAV	3.84%
QuantX Risk Managed Multi-Asset Total Return ETF - Market Price	3.76%
QuantX Risk Managed Multi-Asset Total Return Index	4.63%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.QuantXfunds.com or by calling 1-866-270-0300.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses, are 1.22% per the most recent prospectus.

QuantX Risk Managed Real Return (QXRR) index will be allocated to real assets in what the methodology determines to be the best performing markets. During conditions when the methodology determines that the risk of holding these securities is elevated, the QXRR Index may allocate as much as 100% to cash and cash equivalents and/or fixed income instruments (TIPS). The QXRR Index may have exposure to companies in any industry, country, and of any market capitalization.

**	January 25, 2017.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	74.8%
Exchange Traded Funds - Commodity Funds	17.3%
Exchange Traded Funds - Debt Fund	3.7%
Other Assets in Excess of Liabilities	4.2%
Total	100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed analysis of the Fund’s Holdings.

Quantx Dynamic Beta US Equity ETF
SCHEDULE OF INVESTMENTS
November 30, 2017

Shares		Fair Value
	COMMON STOCKS - 91.1%
	AUTO PARTS & EQUIPMENT- 3.1%
31,680	Allison Transmission Holdings, Inc.	$1,300,147

	BIOTECHNOLOGY - 2.0%
6,450	United Therapeutics Corp. *	838,436

	CHEMICALS - 5.9%
2,730	NewMarket Corp.	1,093,420
25,620	RPM International, Inc.	1,357,091
		2,450,511
	COMMERCIAL SERVICES - 2.8%
29,520	Square, Inc. *	1,157,774

	COMPUTERS - 2.3%
5,700	Apple, Inc.	979,545

	DIVERSIFIED FINANCIAL SERVICES - 1.9%
870	CME Group, Inc.	130,100
11,730	Eaton Vance Corp.	648,434
		778,534
	ELECTRIC - 3.2%
127,200	AES Corp.	1,345,776

	ELECTRONICS - 4.5%
14,550	Arrow Electronics, Inc. *	1,174,622
13,860	Sensata Technologies Holding *	692,307
		1,866,929
	ENTERTAINMENT - 2.1%
3,960	Vail Resorts, Inc.	891,634

	FOOD - 4.3%
13,350	Kellogg Co.	883,236
9,120	McCormick & Co., Inc.	931,882
		1,815,118
	FOOD SERVICE - 2.0%
19,500	Aramark	830,700

	HAND MACHINE TOOLS - 2.5%
11,610	Lincoln Electric Holdings, Inc.	1,058,135

	HEALTHCARE-PRODUCTS - 5.4%
13,320	Henry Schein, Inc. *	951,714
10,260	MEDNAX, Inc. *	510,845
3,660	WellCare Health Plans, Inc. *	779,543
		2,242,102
	HOUSEWARES - 3.8%
24,660	Toro Co.	1,609,065

	INSURANCE - 5.4%
20,010	AXIS Capital Holdings Ltd.	1,048,324
21,420	First American Financial Corp.	1,190,738
		2,239,062

See accompanying notes to financial statements.

QuantX Dynamic Beta US Equity ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2017

Shares		Fair Value
	MACHINERY - DIVERSIFIED - 3.3%
10,560	Middleby Corp. *	$1,346,611
420	Wabtec Corp.	32,298
		1,378,909
	MEDIA - 6.7%
28,200	AMC Networks, Inc. *	1,453,428
26,250	DISH Network Corp. *	1,329,563
		2,782,991
	MINING - 0.6%
61,800	Tahoe Resources, Inc.	272,538

	MISCELLANEOUS MANUFACTURING - 1.4%
11,640	Donaldson Co., Inc.	580,836

	OIL & GAS - 4.5%
84,420	Range Resources Corp.	1,521,248
55,350	Southwestern Energy Co. *	352,026
		1,873,274
	PACKAGING & CONTAINERS - 3.7%
33,000	Bemis Co., Inc.	1,548,360

	PHARMACEUTICALS - 0.4%
1,140	Johnson & Johnson	158,836

	RETAIL - 14.6%
3,030	Chipotle Mexican Grill, Inc. *	922,302
77,190	Michaels Cos, Inc. *	1,667,304
17,730	MSC Industrial Direct Co., Inc.	1,596,941
16,110	Walgreens Boots Alliance, Inc.	1,172,164
26,190	World Fuel Services Corp.	735,153
		6,093,864
	SEMICONDUCTORS - 1.5%
8,160	Qorvo, Inc. *	624,893

	TELECOMMUNICATIONS - 3.1%
3,210	ARRIS International PLC *	96,204
7,170	AT&T, Inc.	260,845
34,170	CenturyLink, Inc.	498,540
9,120	Verizon Communications, Inc.	464,117
		1,319,706
	TRANSPORTATION - 0.1%
990	Kirby Corp. *	66,627

	TOTAL COMMON STOCKS (Cost $37,600,556)	38,104,302

See accompanying notes to financial statements.

QuantX Dynamic Beta US Equity ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2017

Shares		Fair Value
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 6.2%
3,390	CoreSite Realty Corp.	$384,697
9,960	Corporate Office Properties Trust	302,186
9,000	Empire State Realty Trust, Inc.	182,700
7,290	Highwoods Properties, Inc.	370,259
36,300	Paramount Group, Inc.	586,971
6,930	Rayonier, Inc.	218,642
40,740	Retail Properties of America, Inc.	532,064
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $2,568,694)	2,577,519

	TOTAL INVESTMENTS - 97.3% (Cost $40,169,250) (a)	$40,681,821
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.7%	1,115,910
	TOTAL NET ASSETS - 100.0%	$41,797,731

ETF - Exchange Traded Fund

*	Non-Income producing security.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $40,381,766 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$616,542
Unrealized Depreciation:	(316,487)
Net Unrealized Appreciation:	$300,055

See accompanying notes to financial statements.

Quantx Risk Managed Growth ETF
SCHEDULE OF INVESTMENTS
November 30, 2017

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 92.1%
	ASSET ALLOCATION FUNDS - 87.8%
177,744	iShares MSCI EAFE ETF	$11,700,887
1,399,296	Quantx Dynamic Beta US Equity ETF *#	38,942,408
19,824	SPDR S&P 500 ETF Trust	5,253,558
58,272	Vanguard FTSE Emerging Markets ETF	2,591,939
		58,488,792
	DEBT FUND - 4.3%
27,166	iShares 7-10 Year Treasury Bond ETF	2,871,446

	TOTAL EXCHANGE TRADED FUNDS (Cost $56,386,310)	61,360,238

	TOTAL INVESTMENTS - 92.1% (Cost $56,386,310) (a)	$61,360,238
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.9%	5,273,044
	TOTAL NET ASSETS - 100.0%	$66,633,282

ETF - Exchange Traded Fund

*	Non-Income producing security.

#	Affiliated investment

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $56,522,532 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$4,989,956
Unrealized Depreciation:	(152,250)
Net Unrealized Appreciation:	$4,837,706

See accompanying notes to financial statements.

Quantx Risk Managed Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS
November 30, 2017

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 96.5%
	ASSET ALLOCATION FUND - 13.0%
32,640	SPDR Bloomberg Barclays Convertible Securities ETF	$1,685,856

	DEBT FUNDS - 24.6%
1,520	iShares 7-10 Year Treasury Bond ETF	160,664
2,520	iShares 20+ Year Treasury Bond ETF	315,302
2,640	iShares iBoxx $ Investment Grade Corporate Bond ETF	318,569
6,760	iShares JP Morgan USD Emerging Markets Bond ETF	780,712
8,110	iShares US Preferred Stock ETF	312,722
13,830	PowerShares Senior Loan Portfolio	318,781
32,720	VanEck Vectors Fallen Angel High Yield Bond ETF	984,218
		3,190,968
	EQUITY FUNDS - 58.9%
24,230	Global X SuperDividend ETF	520,218
13,910	iShares Mortgage Real Estate Capped ETF	634,713
41,640	PowerShares S&P 500 BuyWrite Portfolio	946,477
10,430	SPDR S&P Emerging Markets Dividend ETF	322,183
2,600	Vanguard Global ex-U.S. Real Estate ETF	157,274
12,770	Vanguard High Dividend Yield ETF	1,085,578
24,670	Vanguard International High Dividend Yield ETF	1,632,661
16,580	Vanguard REIT ETF	1,399,186
31,390	Wisdomtree Cboe S&P 500 Putwrite Strategy Fund	942,014
		7,640,304
	TOTAL EXCHANGE TRADED FUNDS (Cost $12,206,846)	12,517,128

	TOTAL INVESTMENTS - 96.5% (Cost $12,206,846) (a)	$12,517,128
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.5%	449,431
	TOTAL NET ASSETS - 100.0%	$12,966,559

ETF - Exchange Traded Fund

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $12,246,185 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$330,426
Unrealized Depreciation:	(59,483)
Net Unrealized Appreciation:	$270,943

See accompanying notes to financial statements.

Quantx Risk Managed Multi-Asset Total Return ETF
SCHEDULE OF INVESTMENTS
November 30, 2017

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 92.4%
	COMMODITY FUNDS - 7.0%
62,964	PowerShares DB Gold Fund *	$2,551,931
133,704	PowerShares Optimum Yield Diversified Commodity	2,357,202
		4,909,133
	DEBT FUNDS - 11.7%
32,022	iShares 7-10 Year Treasury Bond ETF	3,384,725
20,952	iShares JP Morgan USD Emerging Markets Bond ETF	2,419,747
80,568	VanEck Vectors Fallen Angel High Yield Bond ETF	2,423,485
		8,227,957
	EQUITY FUNDS - 73.7%
117,936	Energy Select Sector SPDR Fund	8,149,378
306,504	Financial Select Sector SPDR Fund	8,434,990
41,256	Guggenheim S&P 500 Equal Weight ETF	4,135,914
22,032	iShares Russell 2000 ETF	3,385,217
28,728	SPDR S&P500 ETF Trust	7,613,207
69,066	VanEck Vectors Gold Miners ETF	1,551,913
175,392	Vanguard REIT ETF	14,801,331
118,908	Wisdomtree Cboe S&P 500 Putwrite Strategy Fund	3,568,429
		51,640,379
	TOTAL EXCHANGE TRADED FUNDS (Cost $62,827,834)	64,777,469

	TOTAL INVESTMENTS - 92.4% (Cost $62,827,834) (a)	$64,777,469
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.6%	5,317,681
	TOTAL NET ASSETS - 100.0%	$70,095,150

ETF - Exchange Traded Fund

*	Non-Income producing security.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $63,122,719 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,973,551
Unrealized Depreciation:	(318,801)
Net Unrealized Appreciation:	$1,654,750

See accompanying notes to financial statements.

Quantx Risk Managed Real Return ETF
SCHEDULE OF INVESTMENTS
November 30, 2017

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 95.8%
	COMMODITY FUNDS - 17.3%
9,008	PowerShares DB Gold Fund *	$365,094
80,920	PowerShares Optimum Yield Diversified Commodity Strategy No. K-1 Portfolio	1,426,620
		1,791,714
	DEBT FUND - 3.7%
3,592	iShares 7-10 Year Treasury Bond ETF	379,674

	EQUITY FUNDS - 74.8%
16,968	Energy Select Sector SPDR Fund	1,172,489
11,896	Global X Lithium & Battery Tech ETF	474,531
94,640	Guggenheim Solar ETF	2,325,305
23,576	iShares Global Infrastructure ETF	1,091,805
22,312	Materials Select Sector SPDR Fund	1,328,903
16,144	Vanguard REIT ETF	1,362,392
		7,755,425
	TOTAL EXCHANGE TRADED FUNDS (Cost $9,528,157)	9,926,813

	TOTAL INVESTMENTS - 95.8% (Cost $9,528,157) (a)	$9,926,813
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.2%	438,275
	TOTAL NET ASSETS - 100.0%	$10,365,088

ETF - Exchange Traded Fund

*	Non-Income producing security.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,548,298 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$399,973
Unrealized Depreciation:	(21,458)
Net Unrealized Appreciation:	$378,515

See accompanying notes to financial statements.

The QuantX ETFs
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2017

	Dynamic	Risk Managed	Risk Managed	Risk Managed	Risk Managed
	Beta US Equity	Growth	Multi-Asset	Multi-Asset	Real Return
	ETF	ETF	Income ETF	Total Return ETF	ETF
ASSETS
Investment securities:
Unaffiliated investments at cost	$40,169,250	$21,442,473	$12,206,846	$62,827,834	$9,528,157
Affiliated investments at cost	—	34,943,837	—	—	—
Unaffiliated investments at value	$40,681,821	$22,417,830	$12,517,128	$64,777,469	$9,926,813
Affiliated investments at value	—	38,942,408	—	—	—
Cash	2,562,886	5,317,272	441,916	7,814,397	431,313
Dividends and interest receivable	65,085	—	—	—	—
Receivable due from Adviser	15,755	—	7,515	—	6,962
Receivable for investments sold	42,044,525	—	—	—	—
TOTAL ASSETS	85,370,072	66,677,510	12,966,559	72,591,866	10,365,088

LIABILITIES
Payable for investments purchased	33,911,869	—	—	2,431,542	—
Investment advisory fees payable	—	44,228	—	65,174	—
Payable for Fund shares redeemed	9,660,472	—	—	—	—
TOTAL LIABILITIES	43,572,341	44,228	—	2,496,716	—
NET ASSETS	$41,797,731	$66,633,282	$12,966,559	$70,095,150	$10,365,088

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$41,603,849	$61,648,409	$12,690,532	$68,823,545	$10,488,847
Accumulated net investment income	285,357	—	67,853	230,283	52,719
Accumulated net realized gain (loss) from investments	(604,046)	10,945	(102,108)	(908,313)	(575,134)
Net unrealized appreciation on investments	512,571	4,973,928	310,282	1,949,635	398,656
NET ASSETS	$41,797,731	$66,633,282	$12,966,559	$70,095,150	$10,365,088

Net Asset Value Per Share:
Shares:
Net Assets	$41,797,731	$66,633,282	$12,966,559	$70,095,150	$10,365,088
Shares of beneficial interest outstanding	1,500,000	2,400,000	500,000	2,700,000	400,000
Net asset value and redemption price per share (Net Assets ÷ Shares Outstanding)	$27.87	$27.76	$25.93	$25.96	$25.91

See accompanying notes to financial statements.

The QuantX ETFs
STATEMENTS OF OPERATIONS
For the Period Ended November 30, 2017 *

	Dynamic	Risk Managed	Risk Managed	Risk Managed	Risk Managed
	Beta US Equity	Growth	Multi-Asset	Multi-Asset	Real Return
INVESTMENT INCOME	ETF	ETF	Income ETF	Total Return ETF	ETF
Dividends (net of $440 in foreign dividend tax withheld)	$372,761	$383,409	$383,583	$923,259	$125,249
Interest	5,586	9,902	1,905	23,848	2,334
TOTAL INVESTMENT INCOME	378,347	393,311	385,488	947,107	127,583

EXPENSES
Investment advisory fees	181,817	491,821	78,017	726,706	78,174
TOTAL EXPENSES	181,817	491,821	78,017	726,706	78,174

Less: Fees waived by the Advisor	(92,306)	—	—	—	—

NET EXPENSES	89,511	491,821	78,017	726,706	78,174
NET INVESTMENT INCOME (LOSS)	288,836	(98,510)	307,471	220,401	49,409

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Unaffiliated investments	(614,070)	127,542	(111,723)	(907,799)	(575,134)
Affiliated investments	—	(22,659)	—	—	—
Redemptions in kind	4,101,504	1,825,124	127,530	1,493,678	500,999
Distributions of long term capital gains from underlying investment companies	2,412	—	—	—	—
Net realized gain (loss):	3,489,846	1,930,007	15,807	585,879	(74,135)
Net change in unrealized appreciation on:
Unaffiliated investments	512,571	975,357	310,282	1,949,635	398,656
Affiliated investments	—	3,998,571	—	—	—
Net change in unrealized appreciation:	512,571	4,973,928	310,282	1,949,635	398,656

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	4,002,417	6,903,935	326,089	2,535,514	324,521

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,291,253	$6,805,425	$633,560	$2,755,915	$373,930

*	Each Fund commenced operations on January 25, 2017.

See accompanying notes to financial statements.

The QuantX ETFs
STATEMENT OF CHANGES IN NET ASSETS

Dynamic Beta US Equity ETF

For the Period Ended
November 30, 2017 **
FROM OPERATIONS
Net investment income	$288,836
Net realized loss from unaffiliated investments	(614,070)
Net realized gain from redemptions in-kind	4,101,504
Distributions of long term capital gains from underlying investment companies	2,412
Net change in unrealized appreciation on investments	512,571
Net increase in net assets resulting from operations	4,291,253

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	94,760,361
Cost of Shares Redeemed	(57,253,883)
Net increase in net assets from shares of beneficial interest	37,506,478

TOTAL INCREASE IN NET ASSETS	41,797,731

NET ASSETS
Beginning of period	—
End of period*	$41,797,731
* Includes accumulated net investment income of:	$285,357

SHARE ACTIVITY
Shares Sold	3,650,000
Shares Redeemed	(2,150,000)
Net increase in shares of beneficial interest outstanding	1,500,000

**	The QuantX Dynamic Beta US Equity ETF commenced operations on January 25, 2017.

See accompanying notes to financial statements.

The QuantX ETFs
STATEMENT OF CHANGES IN NET ASSETS (Continued)

Risk Managed Growth ETF

For the Period Ended
November 30, 2017 **
FROM OPERATIONS
Net investment loss	$(98,510)
Net realized gain from unaffiliated investments	127,542
Net realized loss from affiliated investments	(22,659)
Net realized gain from redemptions in-kind	1,825,124
Net change in unrealized appreciation on unaffiliated investments	975,357
Net change in unrealized appreciation on affiliated investments	3,998,571
Net increase in net assets resulting from operations	6,805,425

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	87,684,870
Cost of Shares Redeemed	(27,857,013)
Net increase in net assets from shares of beneficial interest	59,827,857

TOTAL INCREASE IN NET ASSETS	66,633,282

NET ASSETS
Beginning of period	—
End of period*	$66,633,282
* Includes accumulated net investment loss of:	$—

SHARE ACTIVITY
Shares Sold	3,450,000
Shares Reinvested	(1,050,000)
Net increase in shares of beneficial interest outstanding	2,400,000

**	The QuantX Risk Managed Growth ETF commenced operations on January 25, 2017.

See accompanying notes to financial statements.

The QuantX ETFs
STATEMENT OF CHANGES IN NET ASSETS (Continued)

Risk Managed Multi-Asset Income ETF

For the Period Ended
November 30, 2017 **
FROM OPERATIONS
Net investment Income	$307,471
Net realized loss from unaffiliated investments	(111,723)
Net realized gain from redemptions in-kind	127,530
Net change in unrealized appreciation on investments	310,282
Net increase in net assets resulting from operations	633,560

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(231,165)
From distributions to shareholders	(231,165)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	16,423,272
Cost of Shares Redeemed	(3,859,108)
Net increase in net assets from shares of beneficial interest	12,564,164

TOTAL INCREASE IN NET ASSETS	12,966,559

NET ASSETS
Beginning of Period	—
End of Period *	$12,966,559
* Includes accumulated net investment income of:	$67,853

SHARE ACTIVITY
Shares Sold	650,000
Shares Redeemed	(150,000)
Net increase in shares of beneficial interest outstanding	500,000

**	The QuantX Risk Managed Multi-Asset Income ETF commenced operations on January 25, 2017.

See accompanying notes to financial statements.

The QuantX ETFs
STATEMENT OF CHANGES IN NET ASSETS (Continued)

Risk Managed Multi-Asset Total Return ETF

For the Period Ended
November 30, 2017 **
FROM OPERATIONS
Net investment income	$220,401
Net realized loss from unaffiliated investments	(907,799)
Net realized gain from redemptions in-kind	1,493,678
Net change in unrealized appreciation on investments	1,949,635
Net increase in net assets resulting from operations	2,755,915

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	111,715,355
Cost of Shares Redeemed	(44,376,120)
Net increase in net assets from shares of beneficial interest	67,339,235

TOTAL INCREASE IN NET ASSETS	70,095,150

NET ASSETS
Beginning of Period	—
End of Period *	$70,095,150
* Includes accumulated net investment income of:	$230,283

SHARE ACTIVITY
Shares Sold	4,450,000
Shares Redeemed	(1,750,000)
Net increase in shares of beneficial interest outstanding	2,700,000

**	The QuantX Risk Managed Multi-Asset Total Return ETF commenced operations on January 25, 2017.

See accompanying notes to financial statements.

The QuantX ETFs
STATEMENT OF CHANGES IN NET ASSETS (Continued)

Risk Managed Real Return ETF

For the Period Ended
November 30, 2017 **
FROM OPERATIONS
Net investment Income	$49,409
Net realized loss from unaffiliated investments	(575,134)
Net realized gain from redemptions in-kind	500,999
Net change in unrealized appreciation on investments	398,656
Net increase in net assets resulting from operations	373,930

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	17,568,019
Cost of Shares Redeemed	(7,576,861)
Net increase in net assets from shares of beneficial interest	9,991,158

TOTAL INCREASE IN NET ASSETS	10,365,088

NET ASSETS
Beginning of Period	—
End of Period *	$10,365,088
* Includes accumulated net investment income of:	$52,719

SHARE ACTIVITY
Class A:
Shares Sold	700,000
Shares Redeemed	(300,000)
Net increase in shares of beneficial interest outstanding	400,000

**	The QuantX Risk Managed Real Return ETF commenced operations on January 25, 2017.

See accompanying notes to financial statements.

The QuantX ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

Dynamic Beta US Equity ETF

For the Period Ended
November 30, 2017 (1)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (2)	0.21
Net realized and unrealized gain on investments	2.66
Total from investment operations	2.87
Net asset value, end of period	$27.87
Market price, end of period	$27.88
Total return (3)(4)	11.48%
Net assets, at end of period (000s)	$41,798
Ratio of gross expenses to average net assets (6)(8)	0.59%
Ratio of net expenses to average net assets (6)(8)	0.29%
Ratio of net investment income to average net assets(5)(6)(8)	0.94%
Portfolio Turnover Rate (3)(7)	898%

(1)	The QuantX Dynamic Beta US Equity ETF commenced operations on January 25, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Not Annualized for periods less than one year.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund Invests.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(8)	Annualized.

See accompanying notes to financial statements.

The QuantX ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

Risk Managed Growth ETF

For the Period Ended
November 30, 2017 (1)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment loss (2)	(0.04)
Net realized and unrealized gain on investments	2.80
Total from investment operations	2.76
Net asset value, end of period	$27.76
Market price, end of period	$27.77
Total return (3)(4)	11.04%
Net assets, at end of period (000s)	$66,633
Ratio of net expenses to average net assets (6)(8)	0.95%
Ratio of net investment loss to average net assets (5)(6)(8)	(0.19)%
Portfolio Turnover Rate (3)(7)	225%

(1)	The QuantX Dynamic Risk Managed Growth ETF commenced operations on January 25, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Not Annualized for periods less than one year.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund Invests.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(8)	Annualized.

See accompanying notes to financial statements.

The QuantX ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

Risk Managed Multi-Asset Income ETF

For the Period Ended
November 30, 2017 (1)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (2)	0.68
Net realized and unrealized gain on investments	0.76
Total from investment operations	1.44
Less distributions from:
Net investment income	(0.51)
Total distributions	(0.51)
Net asset value, end of period	$25.93
Market price, end of period	$25.93
Total return (3)(4)	5.80%
Net assets, at end of period (000s)	$12,967
Ratio of net expenses to average net assets (6)(8)	0.79%
Ratio of net investment income to average net assets (5)(6)(8)	3.11%
Portfolio Turnover Rate (3)(7)	273%

(1)	The QuantX Risk Managed Multi-Asset Income ETF commenced operations on January 25, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Not Annualized for periods less than one year.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund Invests.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(8)	Annualized.

See accompanying notes to financial statements.

The QuantX ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

Risk Managed Multi-Asset Total Return ETF

For the Period Ended
November 30, 2017 (1)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (2)	0.08
Net realized and unrealized gain on investments	0.88
Total from investment operations	0.96
Net asset value, end of period	$25.96
Market price, end of period	$25.94
Total return (3)(4)	3.84%
Net assets, at end of period (000s)	$70,095
Ratio of net expenses to average net assets (6)(8)	1.25%
Ratio of net investment income to average net assets(5)(6)(8)	0.38%
Portfolio Turnover Rate (3)(7)	431%

(1)	The QuantX Risk Managed Multi-Asset Total Return ETF commenced operations on January 25, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Not Annualized for periods less than one year.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund Invests.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(8)	Annualized.

See accompanying notes to financial statements.

The QuantX ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

Risk Managed Real Return ETF

For the Period Ended
November 30, 2017 (1)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (2)	0.12
Net realized and unrealized gain on investments	0.79
Total from investment operations	0.91
Net asset value, end of period	$25.91
Market price, end of period	$25.92
Total return (3)(4)	3.64%
Net assets, at end of period (000s)	$10,365
Ratio of net expenses to average net assets (6)(8)	0.95%
Ratio of net investment income to average net assets (5)(6)(8)	0.60%
Portfolio Turnover Rate (3)(7)	438%

(1)	The QuantX Risk Managed Real Return ETF commenced operations on January 25, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Not Annualized for periods less than one year.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund Invests.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(8)	Annualized.

See accompanying notes to financial statements.

The QuantX ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2017

1.	ORGANIZATION

The QuantX Dynamic Beta US Equity ETF Fund (Dynamic Beta US Equity ETF Fund), the QuantX Risk Managed Growth ETF Fund (Risk Managed Growth ETF Fund), the QuantX Risk Managed Multi-Asset Income ETF Fund (Risk Managed Multi-Asset Income ETF Fund), the QuantX Risk Managed Multi-Asset Total Return ETF Fund (Risk Managed Multi-Asset Total Return ETF Fund), the QuantX Risk Managed Real Return ETF Fund (Risk Managed Real Return ETF Fund) (collectively the “Funds”) are each diversified series of Northern Lights Fund Trust IV, (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds seeks to replicate investment results that generally correspond, before fees and expenses, to the performances of their respective index. The Funds commenced operation on January 25, 2017.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The QuantX ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2017

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Time Deposits – Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

In unusual circumstances, securities may be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilizes various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The QuantX ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2017

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2017 for the Funds’ assets measured at fair value:

QuantX Dynamic Beta US Equity ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$38,104,302	$—	$—	$38,104,302
Real Estate Investment Trusts (REITs)	2,577,519	—	—	2,577,519
Total	$40,681,821	$—	$—	$40,681,821

QuantX Risk Managed Growth ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$61,360,238	$—	$—	$61,360,238
Total	$61,360,238	$—	$—	$61,360,238

QuantX Risk Managed Multi-Asset Income ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$12,517,128	$—	$—	$12,517,128
Total	$12,517,128	$—	$—	$12,517,128

QuantX Risk Managed Multi-Asset Total Return ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$64,777,469	$—	$—	$64,777,469
Total	$64,777,469	$—	$—	$64,777,469

QuantX Risk Managed Real Return ETF

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$9,926,813	$—	$—	$9,926,813
Total	$9,926,813	$—	$—	$9,926,813

There were no transfers into or out of Level 1 and Level 2 during the year. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting year.

The Funds did not hold any Level 2 or Level 3 securities during the year.

*	See Schedule of Investments for industry classification.

The QuantX ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2017

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually for Dynamic Beta US Equity ETF Fund, Risk Managed Growth ETF, Risk Managed Multi-Asset Total Return ETF Fund, and Risk Managed Real Return ETF Fund and quarterly for Risk Managed Multi-Asset Income ETF Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s November 30, 2017 year-end tax return. The Funds identified their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended November 30, 2017, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $314,093,442 and $312,217,526 respectively, for QuantX Dynamic Beta US Equity ETF Fund, $129,699,064 and $146,711,847 respectively for QuantX Risk Managed Growth ETF Fund, $30,710,488 and $30,392,724 respectively, for QuantX Risk Managed Multi-Asset Income ETF Fund, $272,508,097 and $270,673,805 respectively, for QuantX Risk Managed Multi-Asset Total Return ETF Fund, $40,580,734 and $40,618,326 respectively, for QuantX Risk Managed Real Return ETF Fund.

For the period November 30, 2017, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $90,549,806 and $55,735,065 respectively, for QuantX Dynamic Beta US Equity ETF Fund, $109,745,440 and $38,276,354 respectively for QuantX Risk Managed Growth ETF Fund, $15,390,176 and $3,516,150 respectively, for QuantX Risk Managed Multi-Asset Income ETF Fund, $103,171,056 and $42,683,427 respectively, for QuantX Risk Managed Multi-Asset Total Return ETF Fund, $16,868,417 and $7,216,056 respectively, for QuantX Risk Managed Real Return ETF Fund.

The QuantX ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2017

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Blue Sky Asset Management, LLC (the “Advisor”) serves as the Funds’ Investment Advisor pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as Custodian and to act as transfer and shareholder services agent to the Funds. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Funds.

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.59%, 0.95%, 0.79%, 1.25% and 0.95% of QuantX Beta US Equity ETF Fund’s, Risk Managed Growth ETF Fund’s, Risk Managed Multi-Asset Income ETF Fund’s, Risk Managed Multi-Asset Total Return ETF Fund’s, and Risk Managed Real Return Fund’s average daily net assets, respectively.

For the period ended November 30, 2017 the Advisor waived fees in the amount of $92,306 for QuantX Dynamic Beta US Equity ETF Fund.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Advisor (as a part of the unitary fee) pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Advisor (as a part of the unitary fee).

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Advisor (as a part of the unitary fee).

The QuantX ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2017

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the period ended November 30, 2017 was as follows:

	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
QuantX Dynamic Beta US Equity ETF	$—	$—	$—	$—
QuantX Risk Managed Growth ETF	—	—	—	—
QuantX Risk Managed Multi-Asset Income ETF	231,165	—	—	231,165
QuantX Risk Managed Multi-Asset Total Return ETF	—	—	—	—
QuantX Risk Managed Real Return ETF	—	—	—	—

As of November 30, 2017, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
QuantX Dynamic Beta US Equity ETF	$285,357	$—	$—	$(391,530)	$—	$300,055	$193,882
QuantX Risk Managed Growth ETF	147,167	—	—	—	—	4,837,706	4,984,873
QuantX Risk Managed Multi-Asset Income ETF	106,929	—	(101,845)	—	—	270,943	276,027
QuantX Risk Managed Multi-Asset Total Return ETF	230,283	—	(94,823)	(518,605)	—	1,654,750	1,271,605
QuantX Risk Managed Real Return ETF	52,719	—	—	(554,993)	—	378,515	(123,759)

The difference between book basis and tax basis undistributed accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
QuantX Dynamic Beta US Equity ETF	$—
QuantX Risk Managed Growth ETF	—
QuantX Risk Managed Multi-Asset Income ETF	101,845
QuantX Risk Managed Multi-Asset Total Return ETF	94,823
QuantX Risk Managed Real Return ETF	—

At November 30, 2017, the following funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
Fund	Short-Term	Long-Term	Total	Expired
QuantX Dynamic Beta US Equity ETF	$391,530	$—	$391,530	$—
QuantX Risk Managed Growth ETF	—	—	—	—
QuantX Risk Managed Multi-Asset Income ETF	—	—	—	—
QuantX Risk Managed Multi-Asset Total Return ETF	518,605	—	518,605	—
QuantX Risk Managed Real Return ETF	554,993	—	554,993	—

The QuantX ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2017

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, reclass of net operating losses and short-term capital gains, and adjustments for C-Corporation return of capital distributions, and adjustments related to Transfers in kind, resulted in reclassifications for the Funds for the fiscal year ended November 30, 2017 as follows:

	Paid	Accumulated	Accumulated
	In	Ordinary	Net Realized
Fund	Capital	Income (Loss)	Gains (Loss)
QuantX Dynamic Beta US Equity ETF	$4,097,371	$(3,479)	$(4,093,892)
QuantX Risk Managed Growth ETF	1,820,552	98,510	(1,919,062)
QuantX Risk Managed Multi-Asset Income ETF	126,368	(8,453)	(117,915)
QuantX Risk Managed Multi-Asset Total Return ETF	1,484,310	9,882	(1,494,192)
QuantX Risk Managed Real Return ETF	497,689	3,310	(500,999)

6.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Funds are listed in the table below:

Fee for In-Kind and Cash	Maximum Additional Variable
Purchases	Charge for Cash Purchases*
$500	2.00%*

* The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The QuantX ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2017

The Risk Managed Growth ETF Fund currently seeks to achieve its investment objective by investing a portion of its assets in the QuantX Dynamic Beta US Equity ETF. The Fund may redeem its investment from the security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Risk Managed Growth ETF Fund may be directly affected by the performance of the QuantX Dynamic Beta US Equity ETF. The Financial Statements of the QuantX Dynamic Beta US Equity ETF, along with the report of the independent registered public accounting firm are included in this report. As of November 30, 2017 the percentage of the Risk Managed Growth ETF Fund’s net assets invested in the QuantX Dynamic Beta US Equity ETF was 58.44%.

Index Risk – Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of the Index. Therefore, they would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming.

7.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or under common control. Companies which are affiliates of the QuantX Risk Managed Growth ETF Fund’s at November 30, 2017 are noted in the Fund’s Portfolio of Investments. Transactions during the period ended November 30, 2017 with companies which are affiliates are as follows:

		Value -			Dividends
		Beginning of			Credited to		Value -End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Income	Gain/Loss	Period	Shares Held
66538H690	QuantX Dynamic Beta US Equity ETF	$—	$26,257,829	$16,148,393	$—	$(22,659)	$38,942,408	1,399,296

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust IV
and the Shareholders of QuantX Dynamic Beta US Equity ETF, QuantX Risk Managed Growth ETF, QuantX Risk Managed Multi Asset Income ETF, QuantX Risk Managed Multi Asset Total Return ETF, and QuantX Risk Managed Real Return ETF

We have audited the accompanying statements of assets and liabilities of QuantX Dynamic Beta US Equity ETF, QuantX Risk Managed Growth ETF, QuantX Risk Managed Multi Asset Income ETF, QuantX Risk Managed Multi Asset Total Return ETF, and QuantX Risk Managed Real Return ETF, each a series of shares of beneficial interest in Northern Lights Fund Trust IV (the “Funds”), including the schedules of investments, as of November 30, 2017, and the related statements of operations, the statements of changes in net assets and the financial highlights for each respective period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2017 by correspondence with the custodian, brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of QuantX Dynamic Beta US Equity ETF, QuantX Risk Managed Growth ETF, QuantX Risk Managed Multi Asset Income ETF, QuantX Risk Managed Multi Asset Total Return ETF, and QuantX Risk Managed Real Return ETF as of November 30, 2017, and the results of their operations, the changes in their net assets and their financial highlights for each respective period then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

January 29, 2018

The QuantX ETFs
EXPENSE EXAMPLES (Unaudited)
November 30, 2017

Example

As a shareholder of the QuantX ETF’s, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2017 through November 30, 2017.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Hypothetical
		Actual		(5% return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Expense
	Account	Account Value	Paid During	Account Value	Paid During	Ratio
	Value	11/30/17	Period	11/30/17	Period	During The
	6/1/17		6/1/17 –		6/1/17 –	Period
			11/30/17 *		11/30/17 *	6/1/17 –
						11/30/17

QuantX Dynamic Beta US Equity ETF	$1,000.00	$1,080.20	$3.08	$1,022.11	$2.99	0.59%
QuantX Risk Managed Growth ETF	$1,000.00	$1,072.20	$4.93	$1,020.31	$4.81	0.95%
QuantX Risk Managed Multi Asset Income ETF	$1,000.00	$1,022.90	$4.01	$1,021.11	$4.00	0.79%
QuantX Risk Managed Multi Asset Total Return ETF	$1,000.00	$1,041.70	$6.40	$1,018.80	$6.33	1.25%
QuantX Risk Managed Real Return ETF	$1,000.00	$1,077.30	$4.95	$1,020.31	$4.81	0.95%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

The QuantX ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
November 30, 2017

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Joseph Breslin Year of Birth: 1953	Independent Trustee and Chairman of the Board since 2015	President and Consultant, J.E. Breslin & Co. (management consulting firm to investment advisers), 2009 to present.	5	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Director, Kinetics Mutual Funds, Inc. (since 2000); Trustee, Kinetics Portfolios Trust (since 2000); Trustee, Forethought Variable Insurance Trust; Trustee, BlueArc Multi-Strategy Fund (since 2014)
Thomas Sarkany Year of Birth: 1946	Independent Trustee since 2015	President, TTS Consultants, LLC (financial services), 2010 to present.	5	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Arrow Investments Trust (since 2014), Arrow ETF Trust (since 2014), Trustee, Northern Lights Fund Trust II (since 2011); Director, Value Line Funds (2008-2010); Director, Value Line, Inc.(2010-2010); Director, Aquila Distributors (since 1981)
Charles Ranson Year of Birth: 1947	Independent Trustee since 2015	Principal, Ranson & Associates (strategic analysis and planning, including risk assessment and capital formation for entrepreneurial ventures), (since 2003).	5	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Advisors Preferred Trust since November 2012.

11/30/17 – NLFT IV_v1

The QuantX ETFs
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
November 30, 2017

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Wendy Wang 80 Arkay Drive Hauppauge, NY 11788 Born in 1970	President since 2015	Senior Vice President, Director of Tax and Compliance Administration, Gemini Fund Services, LLC (since 2012), Vice President, Gemini Fund Services, LLC (2004-2012).	N/A	N/A
Sam Singh 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Treasurer since 2015	Vice President, Gemini Fund Services, LLC (since 2015); Assistant Vice President, Gemini Fund Services, LLC, (2011-2014).	N/A	N/A
Jennifer Farrell 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Secretary since 2017	Senior Paralegal, Gemini Fund Services, LLC (since 2015); Legal Trainer, Gemini Fund Services, LLC (2013-2015); Senior Paralegal, Gemini Fund Services, LLC (2006-2012).	N/A	N/A
Michael Quain Born in 1957	Chief Compliance Officer	Consultant, Northern Lights Compliance Services, LLC (since 2015); Quain Compliance Consulting, LLC (since 2014); Artio Global Management, LLC (formerly Julius Baer), First Vice President & Chief Compliance Officer (2004-2013)	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of December 31, 2017, the Trust was comprised of 23 [other] active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

***	Ira Rothblut resigned from the Board of Trustees of Northern Lights Fund Trust IV effective October 2, 2017.

The Fund’s SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-907-3373.

11/30/17 – NLFT IV_v1

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-270-0300

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies will be available without charge, upon request, by calling 1-855-907-3373 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-907-3373.

ADVISER
Blue Sky Asset Management, LLC
6400 S. Fiddlers Green Circle
Suite 350
Greenwood Village, CO 80111

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Joseph Breslin is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Breslin is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2017

QuantX Dynamic Beta US Equity ETF - $12,200

QuantX Risk Managed Growth ETF - $12,200

QuantX Risk Managed Multi Asset Income ETF - $12,200

QuantX Risk Managed Multi Asset Total Return ETF - $12,200

QuantX Risk Managed Real Return ETF - $12,200

(b)	Audit-Related Fees

2017 – None

(c)	Tax Fees

2017

QuantX Dynamic Beta US Equity ETF - $2,200

QuantX Risk Managed Growth ETF - $2,200

QuantX Risk Managed Multi Asset Income ETF - $2,200

QuantX Risk Managed Multi Asset Total Return ETF - $2,200

QuantX Risk Managed Real Return ETF - $2,200

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2017 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
2017
Audit-Related Fees:	0.00%
Tax Fees:	0.00%
All Other Fees:	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2017 - $0

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/7/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/7/18

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 2/7/18